SUBSEQUENT EVENTS (Details) - $ / shares	May 15, 2026	Sep. 30, 2025	Nov. 27, 2024	Sep. 30, 2024	Jun. 21, 2024
SUBSEQUENT EVENTS
Par value		$ 0.00833335		$ 0.00833335
Common Class A
SUBSEQUENT EVENTS
Par value		$ 0.00833335	$ 0.00833335	$ 0.00833335	$ 0.00833335
Target Company | Common Class A
SUBSEQUENT EVENTS
Number of shares agreed to issue			69,995,661
Purchase price per share			$ 2
Subsequent events | Common Class A | Private Placement
SUBSEQUENT EVENTS
Number of shares agreed to issue	200,000,000
Par value	$ 0.00833335
Purchase price per share	$ 0.06
Aggregate class A ordinary shares underlying warrants	200,000,000